Cover	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2025
Entity Registrant Name	NorthStar Healthcare Income, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55190
Entity Tax Identification Number	27-3663988
Entity Address, Address Line One	575 Lexington Avenue, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	929
Local Phone Number	777-3135
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Emerging Growth Company	false
Entity Central Index Key	0001503707
Amendment Flag	false